Schedule of Weighted Average Remaining Lease Term (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance leases - Weighted average remaining lease term (years)	4 years	5 years
Finance leases - Weighted average discount rate	8.40%	8.40%